UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560
                                                    ------------

                      GAMCO International Growth Fund, Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                      GAMCO INTERNATIONAL GROWTH FUND, INC.

                                  ANNUAL REPORT
                               DECEMBER 31, 2005





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      For 2005, the GAMCO International Growth Fund returned 10.5% compared with a rise of 14.0% for the MSCI EAFE Index and 15.4% for the average International Multi-Cap Growth Fund monitored by Lipper.

      The Japanese equity market was rerated in 2005. Japan was the top performer among leading non-U.S. equity markets. Again smaller companies outperformed with the TOPIX second section index rallying 41.9% in 2005. Most of the Japanese holdings in the Fund in 2005 had a total return of over 25% in 2005, among them Nikko Cordial Corp., Secom Co. Ltd., Hisamitsu Pharmaceutical Co. Inc., Keyence Corp., Tokai Carbon Co. Ltd., and Matsumotokiyoshi Co. Ltd.

      Clearly, the European story does not revolve around growth. Rather it is based on corporate self help. Corporate managers are acutely aware of the need to create shareholder value, as Europe has become the center of global merger and acquisition activity in 2005. Two investment bank holdings, which facilitate merger and acquisition deals, UBS AG and Credit Suisse Group, were up 40.2% and 31.3% in 2005, respectively.

      The Fund's metal mining holdings had an outstanding 2005, including Harmony Gold Mining Co. Ltd. (+65.8%), Xstrata plc (+45.6%), and Newmont Mining Corp. (+20.2%). Another top performing sector in our portfolio during the last year was energy and utilities. Among the best performing energy and utility companies in 2005 were Petrobras Brasiliero SA (+79.2%), Total SA (+32.1%), and Eni SpA (+27.2%). Pharmaceuticals and healthcare holdings were also on the upswing in the past twelve months with Astrazeneca plc, Roche Holding AG, Hisamitsu Pharmaceuticals Co. Inc. and William Demant Holding A/S each recording gains of more than 30%.

      The dollar benefited during the past year from strong inflows from overseas investors, which had a negative impact on the dollar denominated return of the Fund.

      Entertainment and media companies underperformed the market in 2005. Of the portfolio holdings Publishing & Broadcasting Ltd. (-5.8%) and Mediaset SpA (-3.9%) dragged returns. Other Fund holdings that disappointed in 2005 were Ajinomoto Co. Inc. (-0.7%), Synthes Inc. (unchanged), Smith & Nephew plc (+0.4%), and Cheung Kong (Holdings) Ltd. (+2.7%).

                                Sincerely yours,

                                /s/ Bruce N. Alpert

                                Bruce N. Alpert
                                President

February 17, 2006

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO
        INTERNATIONAL GROWTH FUND, THE LIPPER INTERNATIONAL FUND AVERAGE
                       AND THE MORGAN STANLEY EAFE INDEX

        GAMCO International    Lipper International      Morgan Stanley
        Growth Fund (Class AAA)     Fund Average           EAFE Index
 6/30/95      $10,000                  $10,000               $10,000
12/31/95       10,980                   10,605                10,855
12/31/96       13,420                   12,132                11,545
12/31/97       14,399                   12,799                11,783
12/31/98       16,901                   14,466                14,179
12/31/99       25,760                   20,377                18,050
12/31/00       21,512                   17,198                15,530
12/31/01       16,409                   13,464                12,236
12/31/02       14,092                   11,220                10,320
12/31/03       19,260                   15,116                14,362
12/31/04       22,496                   17,632                17,335
12/31/05       24,856                   20,336                19,765

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                        Quarter   1 Year      3 Year     5 Year   10 Year  (6/30/95)
--------------------------------------------------------------------------------------------------------------------
  GAMCO INTERNATIONAL GROWTH FUND CLASS AAA ..........  3.95%     10.49%     20.82%      2.93%     8.51%     9.04%
  MSCI EAFE Index ....................................  4.12      14.02      24.18       4.94      6.18      6.70
  Lipper International Multi-Cap Growth Fund Average    5.46      15.40      22.51       2.53      6.79      6.68
  Class A ............................................  3.95      10.54      20.85       3.22      8.66      9.19
                                                       (2.04)(b)   4.21(b)   18.48(b)    2.00(b)   8.02(b)   8.57(b)
  Class B ............................................  3.75       9.67      19.93       2.16      8.11      8.66
                                                       (1.25)(c)   4.67(c)   19.23(c)    1.79(c)   8.11(c)   8.66(c)
  Class C ............................................  3.75       9.89      19.66       2.00      8.02      8.57
                                                        2.75(c)    8.89(c)   19.66(c)    2.00(c)   8.02(c)   8.57(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON JULY 25, 2001, JANUARY 17, 2001 AND DECEMBER 17, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST
     (EAFE) INDEX IS AN UNMANAGED INDICATOR OF INTERNATIONAL STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

GAMCO INTERNATIONAL GROWTH FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                 Beginning         Ending        Annualized      Expenses
               Account Value    Account Value      Expense      Paid During
                 07/01/05         12/31/05          Ratio         Period*
--------------------------------------------------------------------------------
GAMCO INTERNATIONAL GROWTH FUND, INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00       $1,142.70          1.88%         $10.15
Class A          $1,000.00       $1,142.90          1.87%         $10.10
Class B          $1,000.00       $1,138.20          2.63%         $14.17
Class C          $1,000.00       $1,138.90          2.65%         $14.29

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00       $1,015.73          1.88%         $ 9.55
Class A          $1,000.00       $1,015.78          1.87%         $ 9.50
Class B          $1,000.00       $1,011.95          2.63%         $13.34
Class C          $1,000.00       $1,011.85          2.65%         $13.44

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:

GAMCO INTERNATIONAL GROWTH FUND, INC.

Health Care .......................................  16.1%
Consumer Products .................................  10.9%
Financial Services: Banks .........................   8.4%
Building and Construction .........................   8.1%
Energy and Utilities ..............................   7.8%
Food and Beverage .................................   6.5%
Entertainment .....................................   5.4%
Metals and Mining .................................   5.1%
Broadcasting ......................................   4.4%
Retail ............................................   4.3%
Hotels and Gaming .................................   4.3%
Business Services .................................   4.2%
Electronics .......................................   3.9%
Financial Services ................................   3.7%
Financial Services: Insurance .....................   2.2%
Specialty Chemicals ...............................   1.2%
Telecommunications ................................   1.1%
Wireless Communications ...........................   0.9%
Real Estate .......................................   0.9%
Other Assets and Liabilities - (Net) ..............   0.6%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                               MARKET
       SHARES                                      COST        VALUE
       ------                                      ----        ------

              COMMON STOCKS -- 99.4%
              BROADCASTING -- 4.4%
      85,000  Mediaset SpA ....................$   695,539  $   900,648
      25,000  Modern Times Group, Cl. B+ ......    673,127    1,043,174
       4,500  Nippon Television Network Corp.      740,051      691,779
                                               -----------  -----------
                                                 2,108,717    2,635,601
                                               -----------  -----------
              BUILDING AND CONSTRUCTION -- 8.1%
      20,000  Bouygues SA .....................    550,895      977,897
      60,750  CRH plc .........................    896,276    1,787,251
      50,000  Sekisui House Ltd. ..............    537,198      629,160
      24,000  Technip SA ......................    652,173    1,443,404
                                               -----------  -----------
                                                 2,636,542    4,837,712
                                               -----------  -----------
              BUSINESS SERVICES -- 4.2%
      14,000  Canon Inc. ......................    815,874      819,095
         500  NIWS Co. Ltd. ...................    618,576      682,580
      19,000  Secom Co. Ltd. ..................    813,796      994,022
                                               -----------  -----------
                                                 2,248,246    2,495,697
                                               -----------  -----------
              CONSUMER PRODUCTS -- 10.9%
      29,000  Altadis SA ......................    430,304    1,315,638
      17,000  Christian Dior SA ...............    855,329    1,511,478
      53,000  Compagnie Financiere
                Richemont AG, Cl. A ...........    992,176    2,307,066
      45,000  Gallaher Group plc ..............    496,236      679,378
       5,000  Swatch Group AG, Cl. B ..........    575,853      741,981
                                               -----------  -----------
                                                 3,349,898    6,555,541
                                               -----------  -----------
              ELECTRONICS -- 3.9%
       3,500  Keyence Corp. ...................    728,745      995,676
       6,400  Rohm Co. Ltd. ...................  1,353,437      696,248
      10,000  Tokyo Electron Ltd. .............    508,650      628,312
                                               -----------  -----------
                                                 2,590,832    2,320,236
                                               -----------  -----------
              ENERGY AND UTILITIES -- 7.8%
      56,000  Eni SpA .........................  1,044,961    1,553,364
      17,000  Petroleo Brasileiro SA, ADR .....    701,180    1,211,590
      25,000  Saipem SpA ......................    427,755      410,219
       5,944  Total SA ........................    932,832    1,493,266
                                               -----------  -----------
                                                 3,106,728    4,668,439
                                               -----------  -----------
              ENTERTAINMENT -- 5.4%
      13,500  Oriental Land Co. Ltd. ..........    805,171      736,041
     146,000  Publishing & Broadcasting Ltd. ..  1,026,002    1,763,898
      24,000  Vivendi Universal SA ............    599,739      751,820
                                               -----------  -----------
                                                 2,430,912    3,251,759
                                               -----------  -----------

                                                               MARKET
       SHARES                                      COST        VALUE
       ------                                      ----        ------

              FINANCIAL SERVICES -- 3.7%
      40,000  Irish Life & Permanent plc,
                London ........................$   314,039  $   814,046
      90,000  Nikko Cordial Corp. .............  1,233,959    1,425,531
                                               -----------  -----------
                                                 1,547,998    2,239,577
                                               -----------  -----------
              FINANCIAL SERVICES: BANKS -- 8.4%
      60,006  Bank of Ireland .................    387,193      944,842
      14,000  Credit Suisse Group .............    636,815      713,824
      75,000  Shizuoka Bank Ltd. ..............    745,718      751,685
      35,000  Standard Chartered plc ..........    684,063      779,812
      13,000  UBS AG ..........................    731,879    1,237,624
      35,000  Westpac Banking Corp. ...........    550,221      583,731
                                               -----------  -----------
                                                 3,735,889    5,011,518
                                               -----------  -----------
              FINANCIAL SERVICES: INSURANCE -- 2.2%
       4,500  Allianz AG ......................    558,064      681,603
      55,000  Aviva plc .......................    577,162      667,120
                                               -----------  -----------
                                                 1,135,226    1,348,723
                                               -----------  -----------
              FOOD AND BEVERAGE -- 6.5%
      50,000  Ajinomoto Co. Inc. ..............    596,119      511,723
      20,000  ARIAKE JAPAN Co. Ltd. ...........    457,378      492,644
      55,000  Cadbury Schweppes plc ...........    566,705      519,975
      20,000  Coca-Cola Hellenic
                Bottling Co. SA ...............    270,013      589,106
      70,000  Diageo plc ......................    616,826    1,014,658
       4,500  Pernod-Ricard SA ................    325,884      785,277
                                               -----------  -----------
                                                 2,832,925    3,913,383
                                               -----------  -----------
              HEALTH CARE -- 16.1%
       1,875  AstraZeneca plc, London .........     85,577       91,261
      14,126  AstraZeneca plc, Stockholm ......    532,974      690,786
      38,140  GlaxoSmithKline plc .............  1,096,358      963,950
      13,000  Hisamitsu Pharmaceutical Co. Inc.    317,360      327,384
      25,000  Novartis AG .....................    953,728    1,313,687
       9,000  Roche Holding AG ................    926,761    1,351,318
      17,372  Sanofi-Aventis ..................    923,306    1,521,929
      60,000  Smith & Nephew plc ..............    542,091      552,793
       3,000  Straumann Holding AG ............    617,094      695,179
       5,500  Synthes Inc. ....................    372,080      617,785
      16,000  Takeda Pharmaceutical Co. Ltd. ..    846,985      865,561
      12,000  William Demant Holding A/S+ .....    541,308      663,599
                                               -----------  -----------
                                                 7,755,622    9,655,232
                                               -----------  -----------
              HOTELS AND GAMING -- 4.3%
      34,000  Greek Organization of
                Football Prognostics SA .......    377,389    1,171,345
     220,000  Hilton Group plc ................    858,406    1,375,875
                                               -----------  -----------
                                                 1,235,795    2,547,220
                                               -----------  -----------

                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                               MARKET
       SHARES                                      COST        VALUE
       ------                                      ----        ------

              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 5.1%
      85,500  Harmony Gold Mining Co. Ltd.+ ...$   534,222  $ 1,147,206
      16,000  Harmony Gold Mining Co.
               Ltd., ADR+ .....................     86,109      208,800
      18,000  Newmont Mining Corp. ............    409,372      961,200
      32,000  Xstrata plc .....................    651,929      748,757
                                               -----------  -----------
                                                 1,681,632    3,065,963
                                               -----------  -----------
              REAL ESTATE -- 0.9%
      50,000  Cheung Kong (Holdings) Ltd. .....    585,811      512,984
       1,563  Prosperity REIT+ ................        440          494
                                               -----------  -----------
                                                   586,251      513,478
                                               -----------  -----------
              RETAIL -- 4.3%
      24,000  Matsumotokiyoshi Co. Ltd. .......    652,998      759,062
      20,000  Next plc ........................    526,629      528,190
      30,400  Seven & I Holdings Co. Ltd.+ ....    902,824    1,301,734
                                               -----------  -----------
                                                 2,082,451    2,588,986
                                               -----------  -----------
              SPECIALTY CHEMICALS -- 1.2%
     150,000  Tokai Carbon Co. Ltd. ...........    616,011      696,994
                                               -----------  -----------
              TELECOMMUNICATIONS -- 1.1%
         110  KDDI Corp. ......................    381,146      634,248
                                               -----------  -----------
              WIRELESS COMMUNICATIONS -- 0.9%
     241,376  Vodafone Group plc ..............    619,221      521,182
                                               -----------  -----------
              TOTAL COMMON STOCKS ............. 42,682,042  $59,501,489
                                               -----------  -----------
              TOTAL INVESTMENTS -- 99.4% ......$42,682,042   59,501,489
                                               ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.6%        369,379
                                                            -----------
              NET ASSETS -- 100.0% .......................  $59,870,868
                                                            ===========
----------------
 +   Non-income producing security.
 ADR American Depository Receipt

                                         % OF
                                         MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------              -------       ------
Europe .................................  64.7%    $38,472,107
Japan ..................................  24.6      14,639,479
Asia/Pacific ...........................   4.8       2,861,106
South Africa ...........................   2.3       1,356,007
Latin America ..........................   2.0       1,211,590
North America ..........................   1.6         961,200
                                         ------    -----------
                                         100.0%    $59,501,489
                                         ======    ===========


                 See accompanying notes to financial statements.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================
ASSETS:
  Investments, at value (cost $42,682,042) ...............   $ 59,501,489
  Receivable for Fund shares sold ........................        827,198
  Dividends receivable ...................................         71,390
  Other assets ...........................................          3,040
                                                             ------------
  TOTAL ASSETS ...........................................     60,403,117
                                                             ------------
LIABILITIES:
  Payable to custodian ...................................        197,014
  Foreign currency, at value (cost $440) .................            440
  Payable for Fund shares redeemed .......................        198,808
  Payable for investment advisory fees ...................         49,461
  Payable for distribution fees ..........................         12,405
  Other accrued expenses .................................         74,121
                                                             ------------
  TOTAL LIABILITIES ......................................        532,249
                                                             ------------
  NET ASSETS applicable to 2,901,938 shares outstanding ..   $ 59,870,868
                                                             ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ..........   $      2,902
  Additional paid-in capital .............................     54,264,525
  Undistributed net investment income ....................          2,559
  Accumulated net realized loss on investments
   and foreign currency transactions .....................    (11,216,157)
  Net unrealized appreciation on investments .............     16,819,447
  Net unrealized depreciation on foreign
   currency translations .................................         (2,408)
                                                             ------------
  NET ASSETS .............................................   $ 59,870,868
                                                             ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset  Value, offering and redemption price
   per share ($59,554,233 / 2,886,638 shares
   outstanding; 375,000,000 shares authorized) ...........         $20.63
                                                             ============
  CLASS A:
  Net Asset Value and redemption price
   per share ($252,282 / 12,105 shares
   outstanding; 250,000,000 shares authorized) ...........         $20.84
                                                             ============
  Maximum offering price per share
   (NAV / 0.9425, based on maximum sales
   charge of 5.75% of the offering price) ................         $22.11
                                                             ============
  CLASS B:
  Net Asset Value and offering price per share
   ($49,163 / 2,436 shares outstanding;
   125,000,000 shares authorized) ........................         $20.18(a)
                                                             ============
  CLASS C:
  Net Asset Value and offering price per share
   ($15,190 / 759.4 shares outstanding;
   125,000,000 shares authorized) ........................         $20.00(a)
                                                             ============

-------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $107,176) ............... $1,256,876
  Interest ...................................................     10,040
                                                               ----------
  TOTAL INVESTMENT INCOME ....................................  1,266,916
                                                               ----------
EXPENSES:
  Investment advisory fees ...................................    534,835
  Distribution fees - Class AAA ..............................    132,855
  Distribution fees - Class A ................................        720
  Distribution fees - Class B ................................        469
  Distribution fees - Class C ................................         67
  Legal and audit fees .......................................     60,193
  Shareholder communications expenses ........................     50,937
  Shareholder services fees ..................................     43,785
  Custodian fees .............................................     42,932
  Registration fees ..........................................     34,505
  Directors' fees ............................................     10,329
  Interest expense ...........................................      6,769
  Miscellaneous expenses .....................................     92,884
                                                               ----------
  TOTAL EXPENSES .............................................  1,011,280
  Less: Custodian fee credits ................................       (267)
                                                               ----------
  NET EXPENSES ...............................................  1,011,013
                                                               ----------
  NET INVESTMENT INCOME ......................................    255,903
                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ...........................  1,904,004
  Net realized loss on foreign currency transactions .........     (5,102)
  Net change in unrealized appreciation/
   depreciation on investments and foreign
   currency translations .....................................  3,280,428
                                                               ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY .......................  5,179,330
                                                               ----------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................... $5,435,233
                                                               ==========



                 See accompanying notes to financial statements.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                   YEAR ENDED          YEAR ENDED
                                                                                DECEMBER 31, 2005   DECEMBER 31, 2004
                                                                                -----------------   -----------------
OPERATIONS:
  Net investment income ......................................................    $   255,903         $   160,365
  Net realized gain on investments and foreign currency transactions .........      1,898,902           1,206,913
  Net change in unrealized appreciation/depreciation on investments
   and foreign currency translations .........................................      3,280,428           6,228,241
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................      5,435,233           7,595,519
                                                                                  -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ................................................................       (247,787)           (157,715)
    Class A ..................................................................           (901)               (631)
    Class C ..................................................................            (34)                  --
                                                                                  -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................       (248,722)           (158,346)
                                                                                  -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ................................................................     (1,027,448)          5,962,751
    Class A ..................................................................         20,347              87,497
    Class B ..................................................................        (38,343)             52,536
    Class C ..................................................................          8,608                 (41)
                                                                                  -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......     (1,036,836)          6,102,743
                                                                                  -----------         -----------
  REDEMPTION FEES ............................................................          2,588              52,949
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS .................................................      4,152,263          13,592,865

NET ASSETS:
  Beginning of period ........................................................     55,718,605          42,125,740
                                                                                  -----------         -----------
  End of period (including undistributed net investment income of
   $2,559 and $480, respectively) ............................................    $59,870,868         $55,718,605
                                                                                  ===========         ===========

                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. ORGANIZATION. GAMCO International Growth Fund, Inc. (the "Fund"), formerly Gabelli International Growth Fund, Inc., was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on June 30, 1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2005, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis, Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment income by $5,102 and to decrease accumulated net realized loss on investments and foreign currency transactions by $5,102.

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

                                                   YEAR ENDED            YEAR ENDED
                                                DECEMBER 31, 2005     DECEMBER 31, 2004
                                                -----------------     -----------------
 DISTRIBUTIONS PAID FROM:

 Ordinary income
   (inclusive of short-term capital gains) ....      $248,722             $158,346
                                                     --------             --------
 Total distributions paid .....................      $248,722             $158,346
                                                     ========             ========

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

             Undistributed ordinary income ....................    $      2,559
             Capital loss carryforward ........................     (10,651,599)
             Net unrealized appreciation on investments and
               foreign receivables and payables ...............      16,252,481
                                                                   ------------
             Total accumulated gain ...........................    $  5,603,441
                                                                   ============

At December 31, 2005, the Fund has net capital loss carryforwards for Federal income tax purposes of $10,651,599, which are available to reduce future required distributions of net capital gains to shareholders. $2,699,577 of the loss carryforward is available through 2009; $5,226,116 is available through 2010; and $2,725,906 is available through 2011. For the year ended December 31, 2005, the Fund utilized net capital loss carryforwards of $1,904,165.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at December 31, 2005:

                                                   GROSS              GROSS         NET UNREALIZED
                                                UNREALIZED         UNREALIZED        APPRECIATION/
                                   COST        APPRECIATION       DEPRECIATION      (DEPRECIATION)
                                   ----        ------------       ------------      --------------
   Investments ............... $43,246,600      $18,045,973       $(1,791,084)       $16,254,889

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $10,120,028 and $11,053,743, respectively.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, the Fund paid brokerage commissions of $229 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $2,810 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2005, the Fund reimbursed the Adviser $45,000 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2005, was $170,418, with a weighted average interest rate of 3.82%. The maximum amount borrowed at any time during the year ended December 31, 2005 was $1,680,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2005 and December 31, 2004 amounted to $2,588 and $52,949, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of capital stock were as follows:

                                                          YEAR ENDED                   YEAR ENDED
                                                       DECEMBER 31, 2005            DECEMBER 31, 2004
                                                    -----------------------      ----------------------
                                                     SHARES      AMOUNT           SHARES      AMOUNT
                                                    --------   ------------      --------   -----------
                                                          CLASS AAA                      CLASS AAA
                                                    -----------------------      ----------------------

Shares sold .....................................    814,424   $ 15,624,205       917,553   $15,276,196
Shares issued upon reinvestment of dividends ....     11,217        230,849         7,822       145,792
Shares redeemed .................................   (895,699)   (16,882,502)     (578,136)   (9,459,237)
                                                    --------   ------------      --------   -----------
  Net increase (decrease) .......................    (70,058)  $ (1,027,448)      347,239   $ 5,962,751
                                                    ========   ============      ========   ===========
                                                           CLASS A                    CLASS A
                                                    -----------------------      ----------------------
Shares sold .....................................     11,486   $    211,509         6,755   $   114,017
Shares issued upon reinvestment of dividends ....         23            484            30           549
Shares redeemed .................................    (10,078)      (191,646)       (1,640)      (27,069)
                                                    --------   ------------      --------   -----------
  Net increase ..................................      1,431   $     20,347         5,145   $    87,497
                                                    ========   ============      ========   ===========
                                                           CLASS B                    CLASS B
                                                    -----------------------      ----------------------
Shares sold .....................................        734   $     13,990         4,040   $    66,056
Shares issued upon reinvestment of dividends ....         --             --            --            --
Shares redeemed .................................     (2,868)       (52,333)         (852)      (13,520)
                                                    --------   ------------      --------   -----------
  Net increase (decrease) .......................     (2,134)  $    (38,343)        3,188   $    52,536
                                                    ========   ============      ========   ===========
                                                           CLASS C                    CLASS C
                                                    -----------------------      ----------------------
Shares sold .....................................        751   $     13,611         1,665   $$   26,425
Shares issued upon reinvestment of dividends ....          1             23            --            --
Shares redeemed .................................       (274)        (5,026)       (1,665)      (26,466)
                                                    --------   ------------      --------   -----------
  Net increase (decrease) .......................        478   $      8,608            --   $   $   (41)
                                                    ========   ============      ========   ===========

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================
Selected data for a share of capital stock outstanding throughout each period:

                                       INCOME
                             FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
             -----------------------------------------------------  ---------------------------------------
                                            Net
              Net Asset     Net        Realized and        Total                    Net
   Period       Value,   Investment     Unrealized         from         Net      Realized
   Ended      Beginning    Income/    Gain/(Loss) on    Investment  Investment   Gain on          Total
December 31   of Period   (Loss)(a)     Investments     Operations    Income    Investments   Distributions
-----------  ----------  ----------   --------------    ----------  ----------  -----------   -------------
CLASS AAA
  2005         $18.75     $0.09           $1.88          $1.97       $(0.09)          --        $(0.09)
  2004          16.10      0.06            2.62           2.68        (0.05)          --         (0.05)
  2003          11.79      0.01            4.27           4.28        (0.01)          --         (0.01)
  2002          13.74      0.01           (1.95)         (1.94)       (0.01)          --         (0.01)
  2001          18.29      0.17           (4.51)         (4.34)       (0.18)      $(0.03)        (0.21)
CLASS A
  2005         $18.92     $0.11           $1.88          $1.99       $(0.07)          --        $(0.07)
  2004          16.28      0.07            2.61           2.68        (0.06)          --         (0.06)
  2003          11.91     (0.04)           4.39           4.35        (0.03)          --         (0.03)
  2002          13.74     (0.05)          (1.74)         (1.79)       (0.04)          --         (0.04)
  2001          14.88     (0.23)          (0.69)         (0.92)       (0.19)      $(0.03)        (0.22)
CLASS B
  2005         $18.40    $(0.06)          $1.84          $1.78           --           --            --
  2004          15.87     (0.04)           2.55           2.51           --           --            --
  2003          11.70     (0.09)           4.22           4.13           --           --            --
  2002          13.73     (0.09)          (1.94)         (2.03)          --           --            --
  2001          17.68      0.12           (3.95)         (3.83)      $(0.09)      $(0.03)       $(0.12)
CLASS C
  2005         $18.24    $(0.18)          $1.98          $1.80       $(0.04)          --        $(0.04)
  2004          15.73     (0.07)           2.56           2.49           --           --            --
  2003          11.70     (0.11)           4.12           4.01           --           --            --
  2002          13.74     (0.10)          (1.94)         (2.04)          --           --            --
  2001          18.28      0.07           (4.51)         (4.44)       (0.07)      $(0.03)        (0.10)

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     --------------------------------------------------------------------
                                                                                  Operating
                        Net Asset              Net Assets     Net                   Expense
   Period                 Value,                 End of   Investment              Ratio (Net    Portfolio
   Ended     Redemption   End of      Total      Period     Income/  Operating    of Interest    Turnover
December 31    Fees(a)    Period     Return+   (in 000's)   (Loss)    Expenses      Expense)      Rate
-----------  ---------- ----------   -------   ---------- ---------- ---------    ----------    --------
CLASS AAA
  2005         $0.00(c)   $20.63       10.5%    $59,554      0.48%      1.89%        1.88%         19%
  2004          0.02       18.75       16.8      55,427      0.35       1.84         1.84          16
  2003          0.04       16.10       36.7      42,009      0.07       1.97         1.94          19
  2002            --       11.79      (14.1)     35,536      0.05       1.90         1.89          25
  2001            --       13.74      (23.7)     47,172      1.14       1.86         1.80          31
CLASS A
  2005         $0.00(c)   $20.84       10.5%    $   253      0.56%      1.89%        1.88%         19%
  2004          0.02       18.92       16.8         202      0.40       1.84         1.84          16
  2003          0.05       16.28       36.7          90     (0.29)      1.93         1.90          19
  2002            --       11.91      (13.1)          1     (0.36)      1.43         1.43          25
  2001            --       13.74       (6.2)          1     (3.85)(b)   1.86(b)      1.86(b)       31
CLASS B
  2005         $0.00(c)   $20.18        9.7%    $    49     (0.31)%     2.63%        2.62%         19%
  2004          0.02       18.40       15.9          84     (0.23)      2.59         2.59          16
  2003          0.04       15.87       35.6          22     (0.73)      2.71         2.69          19
  2002            --       11.70      (14.8)         14     (0.69)      2.65         2.64          25
  2001            --       13.73      (21.7)         18      0.82(b)    2.60(b)      2.56(b)       31
CLASS C
  2005         $0.00(c)   $20.00        9.9%    $    15     (0.95)%     2.62%        2.61%         19%
  2004          0.02       18.24       16.0           5     (0.40)      2.59         2.59          16
  2003          0.02       15.73       34.4           5     (0.84)      2.82         2.82          19
  2002            --       11.70      (14.9)          3     (0.78)      2.61         2.61          25
  2001            --       13.74      (24.3)          4      0.43       2.64         2.59          31

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b)  Annualized.
(c)  Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Directors of GAMCO International Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of GAMCO International Growth Fund, Inc. (the "Fund") (formerly Gabelli International Growth Fund, Inc.), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO International Growth Fund, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                          /s/ ERNST & YOUNG, LLP

Philadelphia, Pennsylvania
February 14, 2006

GAMCO INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the GAMCO International Growth Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                           TERM OF        NUMBER OF
NAME, POSITION(S)        OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF     COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE             TIME SERVED 2    BY DIRECTOR       DURING PAST FIVE YEARS                       HELD BY DIRECTOR 4
----------------        -------------  ----------------   -----------------------                     --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI        Since 1994         24         Chairman of the Board and Chief Executive    Director of Morgan
Director                                              Officer of GAMCO Investors, Inc. and         Group Holdings, Inc.
Age: 63                                               Chief Investment Officer - Value Portfolios  (holding company)
                                                      of Gabelli Funds, LLC and GAMCO Asset
                                                      Management Inc.; Chairman and Chief
                                                      Executive Officer of Lynch Interactive
                                                      Corporation (multimedia and services)
NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1994         34         Partner in the law firm of                              --
Director                                             Anthony J. Colavita, P.C.
Age: 70

WERNER J. ROEDER, MD   Since 1994         23         Medical Director of Lawrence Hospital and               --
Director                                             practicing private physician
Age: 65

ANTHONIE C. VAN EKRIS  Since 1994         18         Chairman of BALMAC International, Inc.                   --
Director                                             (commodities and futures trading)
Age: 71

SALVATORE J. ZIZZA     Since 2004         25         Chairman of Hallmark Electrical              Director of Hollis-Eden
Director                                             Supplies Corp.                               Pharmaceuticals (biotechnology);
Age: 60                                                                                           Director of Earl Scheib, Inc.
                                                                                                  (automotive services)

GAMCO INTERNATIONAL GROWTH FUND, INC..
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                         TERM OF
                       OFFICE AND
NAME, POSITION(S)       LENGTH OF
    ADDRESS 1             TIME                    PRINCIPAL OCCUPATION(S)
    AND AGE              SERVED 2                  DURING PAST FIVE YEARS
----------------         --------                 -----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1994                Executive Vice President and Chief Operating Officer
President and Treasurer                          of Gabelli Funds, LLC since 1988 and an officer of
Age: 54                                          all of the registered investment companies in the
                                                 Gabelli Funds complex. Director and President of
                                                 Gabelli Advisers, Inc. since 1998.

JAMES E. MCKEE         Since 1995                Vice President, General Counsel and Secretary of
Secretary                                        GAMCO Investors, Inc. since 1999 and GAMCO
Age: 42                                          Asset Management Inc. since 1993; Secretary of
                                                 all of the registered investment companies in the
                                                 Gabelli Funds complex.

PETER D. GOLDSTEIN     Since 2004                Director of Regulatory  Affairs for GAMCO Investors, Inc.
Chief Compliance Officer                         since 2004; Chief Compliance Officer of all of the registered
Age: 52                                          investment companies in the Gabelli Funds complex;
                                                 Vice President of Goldman Sachs Asset Management
                                                 from 2000 through 2004.

--------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pohl resigned from the Board of Directors and now serves as Director Emeritus.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

GAMCO INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the year ended December 31, 2005, the Fund paid to shareholders, on December 28, 2005, an ordinary income dividend (comprised of net investment income) totaling $0.0865, $0.0746, and $0.0443 per share for Class AAA, Class A, and Class C, respectively. For the year ended December 31, 2005, none of the distribution qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distributions was qualified dividend income. Also for the year ended December 31, 2005, the Fund passed through foreign tax credits of $0.0482 per share to Class AAA, Class A, and Class C shareholders. The foreign source income and tax credits by country are presented in the table below. Visit www.gabelli.com for more information about 2005 foreign source income and foreign taxes paid.

   U.S. GOVERNMENT INCOME
   The percentage of the ordinary income dividend paid by the Fund during fiscal year 2005 which was derived from U.S. Treasury securities was 0.77%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO International Growth Fund did not meet this strict requirement in 2005. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------

      FOREIGN SOURCE INCOME AND TAX CREDITS BY COUNTRY FOR 2005 (UNAUDITED)

                      GAMCO INTERNATIONAL GROWTH FUND, INC.
                      -------------------------------------

                      Foreign Source     Foreign Qualified
                          Income %             Income %         Foreign Tax %
                          --------             --------         -------------
   Australia                5.57                5.59               0.00
   Belgium                  0.04                0.04               0.39
   Brazil                   1.67                1.67               2.77
   France                  17.48               17.51              27.05
   Germany                  0.67                0.67               1.11
   Greece                   4.84                4.85               0.00
   Hong Kong                0.00                0.00               0.00
   Ireland                  7.87                7.88               0.00
   Italy                   15.17               15.20              24.59
   Japan                    8.14                8.16               6.93
   Spain                    4.70                4.71               7.73
   Sweden                   1.26                1.26               0.29
   Switzerland             11.58               11.60              29.14
   United Kingdom          19.64               20.86               0.00

                      GAMCO INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

            Mario J. Gabelli, CFA       Werner J. Roeder, MD
            CHAIRMAN AND CHIEF          MEDICAL DIRECTOR
            EXECUTIVE OFFICER           LAWRENCE HOSPITAL
            GAMCO INVESTORS, INC.

            Anthony J. Colavita         Anthonie C. van Ekris
            ATTORNEY-AT-LAW             MANAGING DIRECTOR
            ANTHONY J. COLAVITA, P.C.   BALMAC INTERNATIONAL, INC.

            Salvatore J. Zizza
            CHAIRMAN
            HALLMARK ELECTRICAL SUPPLIES CORP.


                         OFFICERS AND PORTFOLIO MANAGER

            Caesar Bryan                Bruce N. Alpert
            PORTFOLIO MANAGER           PRESIDENT AND TREASURER

            James E. McKee              Peter D. Goldstein
            SECRETARY                   CHIEF COMPLIANCE OFFICER



                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB009Q405SR

                                                                           GAMCO


                                                                   GAMCO
                                                                   INTERNATIONAL
                                                                   GROWTH
                                                                   FUND,
                                                                   INC.





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $34,700 in 2005 and $32,100 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2005 and $68,400 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO International Growth Fund, Inc.
            --------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     March 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     March 8, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.